Long-term debt (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Face value	$ 5,423,991	$ 4,641,201
Carrying amount	$ 3,752,113	$ 3,274,235	$ 3,472,993
Short-Term Borrowings [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Due through	2018	2017
Weighted average	3.96%	4.20%
Face value	$ 85,387	$ 64,060
Carrying amount	$ 79,263	$ 62,302
Long-Term Debt & Finance Lease [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Due through	2029	2028
Weighted average	4.14%	3.41%
Face value	$ 4,699,338	$ 3,938,372
Carrying amount	$ 3,063,801	$ 2,574,306
Bonds 1 [Member] | COLOMBIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Due through	2019	2019
Weighted average	10.58%	12.96%
Face value	$ 89,266	$ 88,769
Carrying amount	$ 59,808	$ 88,770
Bonds 1 [Member] | LUXEMBURG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Due through	2020	2020
Weighted average	8.38%	77.95%
Face value	$ 550,000	$ 550,000
Carrying amount	$ 549,241	$ 548,857